Statement of Cash Flows (USD $)	6 Months Ended		12 Months Ended		129 Months Ended	135 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2011	Jan. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (57,208)	$ (63,687)	$ (105,039)	$ (97,206)	$ (863,614)	$ (920,822)
Contributed executive services	30,000	30,000	60,000	60,000	480,000	510,000
Write off of patent	0	0	0	0	17,500	17,500
Changes in non-cash working capital items
Increase (decrease) in accounts payable and accrued liabilities	(10,055)	30,246	18,836	946	51,330	41,275
Increase in accounts payable and accrued liabilities - related party	1,200	1,200	2,400	2,400	19,200	20,400
Net cash used in operating activities	(36,063)	(2,241)	(23,803)	(33,860)	(295,584)	(331,647)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from the issuance of common stock	0	0	10,000	30,000	215,760	215,760
Subscriptions received	5,000	0				5,000
Increase in due to related parties	27,500	2,000	22,000	1,600	98,946	126,446
Net cash provided by financing activities	32,500	2,000	32,000	31,600	314,706	347,206
CASH FLOWS FROM INVESTMENT ACTIVITIES
Acquisition of patent	0	0	0	0	(10,000)	(10,000)
Net cash used in investment activities	0	0	0	0	(10,000)	(10,000)
Change in cash for the period	(3,563)	(241)	8,197	(2,260)	9,122	5,559
Cash, beginning of period	9,122	925	925	3,185	0	0
Cash, end of period	5,559	684	9,122	925	9,122	5,559
Cash paid for interest during the period	0	0	0	0	0	0
Cash paid for income taxes during the period	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0